SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Composition of Shares Capital

December 31, 2015		December 31, 2016
Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

500,000,000	40,272,846	500,000,000	44,297,761

Total Share-Based Compensation Expense

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$1,004	$1,370	$1,798
Research and development	6,594	9,234	14,543
Sales and marketing	2,533	3,077	4,553
General and administrative	3,806	5,069	7,154

Total share-based compensation expense	$13,937	$18,750	$28,048

Schedule of Stock Options Granted to Employees Activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of January 1, 2016	10,677,833	$6.68	7.09		$172,751

Granted	1,185,869	$22.44
Exercised	(3,330,951)	$4.07
Forfeited	(165,157)	$15.79

Balance as of December 31, 2016	8,367,594	$9.76	6.67	$	*291,093

Exercisable as of December 31, 2016	4,643,372	$6.93	5.83		$174,680
				$	**285,408
Vested and expected to vest as of December 31, 2016	8,171,228	$9.62	6.64

*) Represents intrinsic value of 8,354,094 outstanding options that are in-the-money as of December 31, 2016. The remaining 13,500 outstanding options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.
**) Represents intrinsic value of 8,159,062 vested and expected to vest options that are in-the-money as of December 31, 2016. The remaining 12,166 vested and expected to vest options are out of the money as of December 31, 2016 and their intrinsic value was considered as zero.

Schedule of Stock Option Valuation Assumptions - Compensation to Employees

	Year ended December 31,
	2014	2015	2016

Expected volatility	58.1%-63.3%	53.9%-61.6%	49.6%-54.0%
Expected dividends	0%	0%	0%
Expected term (in years)	5.8-6.1	5.5-7.1	5 -6.32
Risk free rate	1.7%-2.1%	1.5%-1.9%	1.15%-2.26%

Summary of Options Data

	Year ended December 31,
	2014	2015	2016

Weighted-average grant date fair value of options granted	$11.28	$10.33	$9.02
Total intrinsic value of the options exercised	$17,844	$30,356	$64,062
Total fair value of shares vested	$11,991	$17,147	$18,602

Schedule of Options Outstanding and Exercisable

Exercise price (Range)	Options outstanding as of December 31, 2016	Weighted average remaining contractual term	Options exercisable as of December 31, 2016	Weighted average remaining contractual term
		(years)		(years)

0.001-1.05	3,548,046	5.27	2,396,446	4.65
1.05-5.8	353,659	5.68	279,044	5.49
5.8-10.12	980,161	6.46	726,754	6.44
10.12-18.61	596,611	7.41	298,005	7.23
18.61-22.79	2,547,753	8.47	808,510	8.11
22.79-28.14	216,423	7.25	124,037	7.20
28.15-29.77	59,704	9.58	6,101	9.65
29.78-31.54	9,600	9.57	600	9.57
31.55-31.65	16,504	9.69	1,375	9.69
39.91	3,333	9.71	0	0
43.01	22,300	9.86	2,500	9.86
46.48	13,500	9.96	0	0

	8,367,594	6.67	4,643,372	5.83

Schedule Stock Options Outstanding and Exercisable to Non-Employees

	Options
	outstanding		Exercisable
	as of		as of
Grant	December 31,	Exercise	December 31,	Exercisable
date	2016	price	2016	Through

September 9, 2007	2,793	0.3	2,793	September 9, 2017
January 25, 2011	30,000	0.67	30,000	January 25, 2021
January 9, 2013	5,400	2.34	5,400	January 9, 2023

	38,193		38,193

Schedule of Stock Option Valuation Assumptions - Non-Employees

	Year ended December 31,
	2014	2015		2016

Expected volatility	62%	(*	)	(*	)
Expected dividends	0%	(*	)	(*	)
Expected term (in years)	6.3-6.9	(*	)	(*	)
Risk free rate	1.8%-2.03%	(*	)	(*	)

(*) In 2015 and 2016 there were no grants to non-employees.

Schedule of Restricted Stock Unit Activity

	Number of shares	Weighted average grant date fair value

Unvested as of January 1, 2016	732,634	$20.62

Granted	1,038,000	$27.22
Vested	(310,486)	$20.54
Forfeited	(92,098)	$23.78

Unvested as of December 31, 2016	1,368,050	$25.44